Intangible Assets (Details) - Schedule of amortization expense of definite lived intangible assets - Estimated Amortization [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Intangible Assets (Details) - Schedule of amortization expense of definite lived intangible assets [Line Items]
2021	$ 1,098
2022	1,089
2023	895
2024	531
2025	360
Thereafter	690
Total	$ 4,663